Business Combination and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of purchase consideration

In USD	Cash flow on acquisition
Net cash acquired with the subsidiary	145,551
Cash consideration paid	(968,997)

Purchase consideration transferred	(823,446)